Derivative Warrant Liability - Schedule of Fair Value of the Derivative Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Derivative Warrant Liability [Abstract]
Balance		$ 105	$ 398
Initial recognition	16,388
Exercise into ordinary shares	(11,244)
Changes in fair value	(5,144)	211	(293)
Reclassification to equity		(316)
Balance			$ 105